Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006

Tel: 202.373.6000

Fax: 202.373.6001

www.bingham.com

January 18, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

Re:	Nuveen AMT-Free Municipal Value Fund (File Nos. 333-183552 and 811-22253)

Dear Sir or Madam:

On behalf of our client, Nuveen AMT-Free Municipal Value Fund (the “Fund”), we are filing the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended, (the “1933 Act”), pursuant to section 8(c), and the Investment Company Act of 1940, as amended (the “1940 Act”). This filing is Post-Effective Amendment No. 2 under the 1933 Act and Amendment No. 7 under the 1940 Act and is being made for the purpose of updating the financial information for the Fund and making other non-material changes to the Fund’s Prospectus and Statement of Additional Information.

If you have any questions regarding these materials, please do not hesitate to contact me at 202.373.6193.

Sincerely,

/s/ Trina C. Winkelmann
Trina C. Winkelmann